As filed with the Securities and Exchange Commission on September 29, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) July 31, 2017

PRINCIPAL AMOUNT		VALUE†

Loan Assignments(a) 9.1%

All Telecom 0.5%
$770,000	Centurylink, First Lien Term Loan B, 2.75%, due 1/31/25	$759,174	(b)(c)
430,000	Level 3 Financing, Inc., First Lien Term Loan B, 3.48%, due 2/22/24	431,681	(b)(c)
		1,190,855
Business Equipment & Services 2.0%
1,889,866	Advantage Sales and Marketing, Second Lien Term Loan, 7.80%, due 7/25/22	1,785,923	(b)(c)
745,684	Convergeone, First Lien Term Loan B, 6.05%, due 6/2/24	744,133
1,191,049	First Data Corporation, First Lien Term Loan, 3.48%, due 7/10/22	1,194,241
789,120	Presidio, First Lien Term Loan, 4.55%, due 2/2/22	793,563
821,062	Servicemaster Company, First Lien Term Loan B, 3.73%, due 11/8/23	824,757	(b)(c)
		5,342,617
Cable & Satellite Television 0.2%
472,477	Cablevision Systems Corp., First Lien Term Loan B, 3.48%, due 7/17/25	471,414

Conglomerates 0.3%
740,314	Harland Clark Holdings Corp., First Lien Term Loan B6, 6.80%, due 2/9/22	743,461

Containers & Glass Products 0.6%
1,606,593	Reynolds Group, First Lien Term Loan, 4.23%, due 2/5/23	1,613,244

Drugs 0.2%
435,356	Pharmaceutical Product Development, Inc., First Lien Term Loan, 4.02%, due 8/18/22	438,186	(b)(c)

Electronics - Electrical 0.2%
632,988	Rackspace Hosting, Inc., First Lien Term Loan B, 4.28%, due 11/3/23	636,785

Equipment Leasing 0.4%
975,000	Avolon, First Lien Term Loan B2, 3.98%, due 3/20/22	974,240

Food & Drug Retailers 0.3%
799,013	General Nutrition Centers, First Lien Term Loan, 3.74%, due 3/4/19	766,717

Health Care 0.9%
826,087	Envision Healthcare, First Lien Term Loan B, 4.30%, due 12/1/23	830,738
425,430	Multiplan, Inc., First Lien Term Loan B, 4.30%, due 6/7/23	428,409	(b)(c)
1,162,088	Team Health, Inc., First Lien Term Loan B, 3.98%, due 2/6/24	1,157,369	(b)(c)
		2,416,516
Leisure Goods - Activities - Movies 0.4%
487,455	Match Group Inc., First Lien Term Loan B, 4.47%, due 11/16/22	489,283
493,762	Seaworld, First Lien Term Loan B5, 4.30%, due 3/31/24	495,367	(b)(c)
		984,650
Lodging & Casinos 1.6%
2,540,000	Cowlitz Tribal Gaming, First Lien Term Loan B, 11.80%, due 12/6/21	2,819,400	(d)
645,258	Extended Stay, First Lien Term Loan B, 3.73%, due 8/30/23	648,381
872,413	Hilton Worldwide, First Lien Term Loan B2, 3.23%, due 10/25/23	876,269
		4,344,050
Radio & Television 0.5%
329,522	Sinclair Broadcasting, First Lien Term Loan B2, 3.49%, due 1/3/24	330,098
989,780	Univision Communications Inc., First Lien Term Loan C5, 3.98%, due 3/15/24	985,791	(b)(c)
		1,315,889
Retailers (except food & drug) 0.6%
	Bass Pro Shops
401,986	First Lien Term Loan B1, 4.47%, due 6/5/20	401,359
440,000	First Lien Term Loan B, 6.30%, due 12/16/23	428,542
728,175	BJS Wholesale Club Inc., First Lien Term Loan B, 4.97%, due 1/27/24	711,959
		1,541,860
Utilities 0.4%
794,387	Calpine Corp., First Lien Term Loan B6, 4.05%, due 1/15/23	796,620
278,662	Texas Competitive, First Lien Term Loan B2, 4.48%, due 8/4/24	280,688	(b)(c)
		1,077,308
	Total Loan Assignments (Cost $23,607,916)	23,857,792

Corporate Bonds 134.9%

Advertising 1.8%
325,000	Lamar Media Corp., 5.75%, due 2/1/26	353,031
1,185,000	MDC Partners, Inc., 6.50%, due 5/1/24	1,190,925	(e)
3,010,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, due 4/15/22	3,104,063	(e)
		4,648,019
Auto Parts & Equipment 0.5%
810,000	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	834,300	(e)(f)
560,000	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	574,000	(e)
		1,408,300
Banking 1.8%
	Ally Financial, Inc.
1,555,000	3.60%, due 5/21/18	1,572,882
2,780,000	8.00%, due 3/15/20	3,155,300	(g)
142,000	CIT Group, Inc., 5.50%, due 2/15/19	149,001	(e)
		4,877,183
Building & Construction 3.5%
	CalAtlantic Group, Inc.
490,000	5.25%, due 6/1/26	508,375
455,000	5.00%, due 6/15/27	461,825
	Lennar Corp.
1,140,000	4.75%, due 12/15/17	1,141,026
1,440,000	4.75%, due 11/15/22	1,527,293
970,000	4.88%, due 12/15/23	1,030,625
260,000	4.75%, due 5/30/25	273,000
470,000	Meritage Homes Corp., 6.00%, due 6/1/25	507,013
795,000	PulteGroup, Inc., 4.25%, due 3/1/21	825,210
590,000	Ryland Group, Inc., 5.38%, due 10/1/22	640,150
510,000	Standard Pacific Corp., 8.38%, due 1/15/21	597,975
940,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/24	998,750	(e)
	Toll Brothers Finance Corp.
285,000	4.00%, due 12/31/18	290,700
475,000	4.38%, due 4/15/23	495,781
		9,297,723
Building Materials 1.1%
540,000	Allegion PLC, 5.88%, due 9/15/23	582,072
	HD Supply, Inc.
1,350,000	5.25%, due 12/15/21	1,416,656	(e)
465,000	5.75%, due 4/15/24	498,131	(e)
480,000	USG Corp., 5.50%, due 3/1/25	512,400	(e)
		3,009,259
Cable & Satellite Television 11.8%
	Altice Luxembourg SA
1,155,000	7.75%, due 5/15/22	1,227,187	(e)
855,000	7.63%, due 2/15/25	937,294	(e)
745,000	Altice US Finance I Corp., 5.50%, due 5/15/26	789,700	(e)
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,460,000	5.25%, due 9/30/22	1,505,625
1,870,000	5.13%, due 5/1/23	1,963,500	(e)
2,225,000	5.75%, due 2/15/26	2,391,875	(e)
375,000	5.13%, due 5/1/27	387,656	(e)
1,105,000	5.88%, due 5/1/27	1,188,560	(e)
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
976,000	6.38%, due 9/15/20	993,080	(e)
1,639,000	5.13%, due 12/15/21	1,675,353	(e)
	CSC Holdings LLC
1,878,000	10.88%, due 10/15/25	2,342,805	(e)
410,000	5.50%, due 4/15/27	436,650	(e)
865,000	CSC Holdings, Inc., 7.63%, due 7/15/18	908,250
	DISH DBS Corp.
1,070,000	6.75%, due 6/1/21	1,181,013
1,500,000	5.88%, due 11/15/24	1,627,500
550,000	7.75%, due 7/1/26	658,625
	Numericable-SFR SA
4,260,000	6.00%, due 5/15/22	4,456,940	(e)
2,455,000	7.38%, due 5/1/26	2,657,537	(e)
405,000	UPCB Finance IV Ltd., 5.38%, due 1/15/25	422,213	(e)
360,000	Virgin Media Finance PLC, 6.00%, due 10/15/24	380,923	(e)
1,350,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,431,000	(e)
1,550,000	Ziggo Secured Finance B.V., 5.50%, due 1/15/27	1,604,250	(e)
		31,167,536
Chemicals 2.0%
545,000	CF Industries, Inc., 5.38%, due 3/15/44	490,500
	Momentive Performance Materials, Inc.
445,000	8.88%, due 10/15/20	45	(d)(h)(i)
445,000	3.88%, due 10/24/21	446,113
	NOVA Chemicals Corp.
370,000	5.25%, due 8/1/23	381,100	(e)
1,125,000	4.88%, due 6/1/24	1,132,031	(e)
1,225,000	5.00%, due 5/1/25	1,231,125	(e)
1,045,000	5.25%, due 6/1/27	1,047,612	(e)
	WR Grace & Co-Conn
295,000	5.13%, due 10/1/21	317,125	(e)
200,000	5.63%, due 10/1/24	215,000	(e)
		5,260,651
Consumer - Commercial Lease Financing 5.7%
	Aircastle Ltd.
170,000	4.63%, due 12/15/18	175,100
730,000	6.25%, due 12/1/19	789,313
765,000	5.13%, due 3/15/21	810,900
380,000	5.50%, due 2/15/22	412,300
470,000	5.00%, due 4/1/23	500,080
	Navient Corp.
320,000	5.50%, due 1/15/19	332,400
2,995,000	4.88%, due 6/17/19	3,092,337	(g)
380,000	8.00%, due 3/25/20	420,280
1,205,000	5.88%, due 10/25/24	1,227,594
980,000	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	1,031,450	(e)
	Park Aerospace Holdings Ltd.
1,945,000	5.25%, due 8/15/22	1,979,037	(e)
2,010,000	5.50%, due 2/15/24	2,046,431	(e)
980,000	SLM Corp., 6.13%, due 3/25/24	1,019,151

	Springleaf Finance Corp.
380,000	7.75%, due 10/1/21	426,075
795,000	6.13%, due 5/15/22	834,750
		15,097,198
Discount Stores 0.4%
895,000	Dollar Tree, Inc., 5.75%, due 3/1/23	947,581

Electric - Generation 4.2%
	Calpine Corp.
1,395,000	6.00%, due 1/15/22	1,438,594	(e)
2,525,000	5.38%, due 1/15/23	2,452,406
	Dynegy, Inc.
665,000	5.88%, due 6/1/23	639,231
680,000	7.63%, due 11/1/24	673,200
	NRG Energy, Inc.
610,000	6.25%, due 7/15/22	641,262
565,000	6.63%, due 3/15/23	584,069
2,000,000	7.25%, due 5/15/26	2,115,000
2,590,000	6.63%, due 1/15/27	2,661,225
		11,204,987
Electric - Integrated 1.3%
495,000	IPALCO Enterprises, Inc., 5.00%, due 5/1/18	502,425
2,750,000	PPL Energy Supply LLC, 4.60%, due 12/15/21	2,200,000
	Talen Energy Supply LLC
265,000	9.50%, due 7/15/22	233,863	(e)
645,000	6.50%, due 6/1/25	466,012
		3,402,300
Electronics 2.0%
1,275,000	Amkor Technology, Inc., 6.38%, due 10/1/22	1,326,000
425,000	Flextronics Int'l Ltd., 5.00%, due 2/15/23	466,571
	Micron Technology, Inc.
620,000	5.25%, due 8/1/23	646,932	(e)
465,000	5.50%, due 2/1/25	493,337
385,000	5.63%, due 1/15/26	403,287	(e)
695,000	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	728,881	(e)
695,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	757,550	(e)
480,000	Zebra Technologies Corp., 7.25%, due 10/15/22	510,900
		5,333,458
Energy - Exploration & Production 10.3%
	Antero Resources Corp.
570,000	5.38%, due 11/1/21	587,100
1,125,000	5.13%, due 12/1/22	1,141,875
895,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	917,375	(e)
	Bill Barrett Corp.
1,788,000	7.00%, due 10/15/22	1,627,080
920,000	8.75%, due 6/15/25	837,200
	Chesapeake Energy Corp.
595,000	6.13%, due 2/15/21	581,613
570,000	5.38%, due 6/15/21	531,525
1,445,000	5.50%, due 9/15/26	1,365,525	(e)
485,000	Concho Resources, Inc., 5.50%, due 4/1/23	500,763
	Continental Resources, Inc.
420,000	4.50%, due 4/15/23	409,500
975,000	3.80%, due 6/1/24	901,875
440,000	4.90%, due 6/1/44	376,200
	EP Energy LLC/Everest Acquisition Finance, Inc.
3,356,000	9.38%, due 5/1/20	2,856,795
940,000	7.75%, due 9/1/22	634,500
2,760,000	6.38%, due 6/15/23	1,745,700
590,000	Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, due 7/15/21	615,813	(e)
900,000	Newfield Exploration Co., 5.38%, due 1/1/26	938,250
	Oasis Petroleum, Inc.
265,000	6.50%, due 11/1/21	261,688
1,410,000	6.88%, due 3/15/22	1,395,900
405,000	PDC Energy, Inc., 6.13%, due 9/15/24	415,631	(e)
	Range Resources Corp.
225,000	5.00%, due 8/15/22	222,750	(e)
1,325,000	5.00%, due 3/15/23	1,308,437	(e)
	Sanchez Energy Corp.
290,000	7.75%, due 6/15/21	262,450
2,340,000	6.13%, due 1/15/23	1,914,412
	SM Energy Co.
810,000	6.13%, due 11/15/22	793,547
495,000	5.00%, due 1/15/24	460,350
	Whiting Petroleum Corp.
1,175,000	5.75%, due 3/15/21	1,114,781
1,350,000	6.25%, due 4/1/23	1,269,000
1,185,000	WPX Energy, Inc., 5.25%, due 9/15/24	1,167,225
		27,154,860
Food & Drug Retail 1.2%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
1,815,000	6.63%, due 6/15/24	1,706,100	(e)
1,220,000	5.75%, due 3/15/25	1,104,100	(e)
410,000	Rite Aid Corp., 6.13%, due 4/1/23	406,412	(e)
		3,216,612
Food - Wholesale 1.6%
1,760,000	NBTY, Inc., 7.63%, due 5/15/21	1,896,400	(e)
	Post Holdings, Inc.
940,000	6.00%, due 12/15/22	994,050	(e)
540,000	5.50%, due 3/1/25	569,700	(e)
650,000	5.75%, due 3/1/27	689,000	(e)
		4,149,150
Gaming 3.8%
	Boyd Gaming Corp.
720,000	6.88%, due 5/15/23	774,000
905,000	6.38%, due 4/1/26	986,450
	GLP Capital L.P./GLP Financing II, Inc.
1,480,000	4.88%, due 11/1/20	1,565,070	(g)
725,000	5.38%, due 11/1/23	783,181
495,000	Int'l Game Technology PLC, 5.63%, due 2/15/20	524,304	(e)
455,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, due 5/1/24	495,950
	MGM Resorts Int'l
1,050,000	8.63%, due 2/1/19	1,152,375
490,000	6.63%, due 12/15/21	551,250
345,000	7.75%, due 3/15/22	405,341
	Scientific Games Int'l, Inc.
640,000	6.25%, due 9/1/20	649,600
800,000	10.00%, due 12/1/22	892,000
333,000	Station Casinos LLC, 7.50%, due 3/1/21	347,153
800,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	841,832	(e)
		9,968,506
Gas Distribution 11.4%
1,080,000	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,115,100
	Cheniere Corpus Christi Holdings LLC
1,220,000	5.88%, due 3/31/25	1,322,175
900,000	5.13%, due 6/30/27	937,125	(e)
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
1,015,000	6.25%, due 4/1/23	1,034,031
345,000	5.75%, due 4/1/25	346,294
	DCP Midstream LLC
300,000	9.75%, due 3/15/19	334,125	(e)
390,000	5.35%, due 3/15/20	409,500	(e)
400,000	4.75%, due 9/30/21	411,000	(e)
935,000	6.75%, due 9/15/37	1,009,800	(e)
1,760,000	5.85%, due 5/21/43	1,636,800	(a)(e)
	DCP Midstream Operating L.P.
485,000	2.50%, due 12/1/17	483,788
505,000	5.60%, due 4/1/44	479,750
	Duke Energy Corp.
270,000	8.13%, due 8/16/30	321,300
505,000	6.45%, due 11/3/36	540,350	(e)
	Energy Transfer Equity L.P.
1,045,000	7.50%, due 10/15/20	1,180,850
1,270,000	5.88%, due 1/15/24	1,368,425
380,000	5.50%, due 6/1/27	399,000
	Ferrellgas L.P./Ferrellgas Finance Corp.
1,230,000	6.75%, due 1/15/22	1,162,350
1,240,000	6.75%, due 6/15/23	1,168,700
	NuStar Logistics L.P.
370,000	4.80%, due 9/1/20	384,800
175,000	6.75%, due 2/1/21	190,750
190,000	4.75%, due 2/1/22	193,800
545,000	5.63%, due 4/28/27	577,700
1,495,000	Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, due 4/15/23	1,539,850
	Rockies Express Pipeline LLC
700,000	5.63%, due 4/15/20	740,474	(e)
450,000	7.50%, due 7/15/38	511,875	(e)
860,000	6.88%, due 4/15/40	947,613	(e)
1,575,000	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	1,546,946
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
42,000	5.50%, due 8/15/22	42,210
1,260,000	5.75%, due 4/15/25	1,275,750
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
1,180,000	4.25%, due 11/15/23	1,162,300
890,000	6.75%, due 3/15/24	963,425
1,250,000	5.13%, due 2/1/25	1,287,500	(e)
1,495,000	5.38%, due 2/1/27	1,551,062	(e)
	Williams Cos., Inc.
535,000	Ser. A, 7.50%, due 1/15/31	636,650
930,000	5.75%, due 6/24/44	967,200
		30,180,368
Health Facilities 10.9%
	CHS/Community Health Systems, Inc.
220,000	7.13%, due 7/15/20	212,704
930,000	6.88%, due 2/1/22	791,663
1,500,000	Columbia Healthcare Corp., 7.50%, due 12/15/23	1,749,375
	Columbia/HCA Corp.
1,500,000	7.69%, due 6/15/25	1,745,625
2,160,000	7.05%, due 12/1/27	2,432,700
	HCA, Inc.
545,000	6.50%, due 2/15/20	595,413
370,000	5.88%, due 3/15/22	409,220
1,300,000	4.75%, due 5/1/23	1,368,250
1,590,000	5.00%, due 3/15/24	1,687,785
1,040,000	5.38%, due 2/1/25	1,106,683
1,285,000	5.25%, due 4/15/25	1,394,225
1,275,000	5.88%, due 2/15/26	1,389,750
720,000	4.50%, due 2/15/27	736,875
2,760,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, due 5/15/19	2,770,350
500,000	LifePoint Health, Inc., 5.88%, due 12/1/23	531,250
	MPT Operating Partnership L.P./MPT Finance Corp.
1,120,000	6.38%, due 3/1/24	1,220,800
1,535,000	5.50%, due 5/1/24	1,615,587
1,355,000	5.25%, due 8/1/26	1,415,975
1,315,000	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	1,365,305
	Tenet Healthcare Corp.
1,175,000	7.50%, due 1/1/22	1,269,000	(e)
385,000	8.13%, due 4/1/22	413,875
2,245,000	4.63%, due 7/15/24	2,233,775	(e)
295,000	6.88%, due 11/15/31	265,500
		28,721,685
Health Services 1.0%
590,000	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	606,594
545,000	DaVita, Inc., 5.75%, due 8/15/22	562,712
	Service Corp. Int'l
450,000	5.38%, due 1/15/22	461,250
855,000	5.38%, due 5/15/24	907,369
		2,537,925
Hotels 0.7%
1,780,000	ESH Hospitality, Inc., 5.25%, due 5/1/25	1,860,100	(e)

Investments & Misc. Financial Services 1.3%
1,295,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.88%, due 3/15/19	1,312,094
	MSCI, Inc.
895,000	5.25%, due 11/15/24	955,412	(e)
1,085,000	5.75%, due 8/15/25	1,177,225	(e)
		3,444,731
Machinery 1.0%
	CNH Industrial Capital LLC
405,000	3.38%, due 7/15/19	411,075
485,000	4.88%, due 4/1/21	513,227
645,000	4.38%, due 4/5/22	676,444
550,000	CNH Industrial NV, 4.50%, due 8/15/23	583,000
485,000	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	563,812
		2,747,558
Managed Care 0.3%
630,000	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	681,975	(e)

Media Content 4.1%
	Gannett Co., Inc.
480,000	5.13%, due 10/15/19	487,800
725,000	5.13%, due 7/15/20	744,031
	Gray Television, Inc.
670,000	5.13%, due 10/15/24	685,912	(e)
245,000	5.88%, due 7/15/26	253,575	(e)
722,000	iHeartCommunications, Inc., 11.25%, due 3/1/21	550,525
	Netflix, Inc.
685,000	5.50%, due 2/15/22	741,512
480,000	4.38%, due 11/15/26	486,000	(e)
	Sinclair Television Group, Inc.
175,000	5.38%, due 4/1/21	179,813
515,000	5.13%, due 2/15/27	509,850	(e)
	Sirius XM Radio, Inc.
155,000	4.63%, due 5/15/23	159,118	(e)
810,000	6.00%, due 7/15/24	873,787	(e)
1,315,000	5.38%, due 7/15/26	1,378,186	(e)
1,170,000	5.00%, due 8/1/27	1,195,015	(e)
	Univision Communications, Inc.
550,000	6.75%, due 9/15/22	571,313	(e)
1,880,000	5.13%, due 5/15/23	1,917,600	(e)
		10,734,037
Medical Products 0.9%
	Fresenius Medical Care US Finance II, Inc.
1,120,000	6.50%, due 9/15/18	1,173,200	(e)
550,000	5.88%, due 1/31/22	620,813	(e)
500,000	4.75%, due 10/15/24	538,125	(e)
		2,332,138
Metals - Mining Excluding Steel 5.0%
415,000	Alcoa, Inc., 5.13%, due 10/1/24	441,456
	First Quantum Minerals Ltd.
895,000	7.00%, due 2/15/21	928,562	(e)
1,135,000	7.25%, due 5/15/22	1,176,802	(e)
	FMG Resources (August 2006) Pty Ltd.
1,475,000	9.75%, due 3/1/22	1,675,895	(e)
285,000	4.75%, due 5/15/22	292,838	(e)
315,000	5.13%, due 5/15/24	327,600	(e)
	Freeport-McMoRan, Inc.
945,000	2.38%, due 3/15/18	943,819
270,000	4.00%, due 11/14/21	269,663
1,550,000	3.88%, due 3/15/23	1,501,562
1,160,000	5.40%, due 11/14/34	1,091,490
835,000	5.45%, due 3/15/43	768,200
	Hudbay Minerals, Inc.
260,000	7.25%, due 1/15/23	281,775	(e)
735,000	7.63%, due 1/15/25	806,663	(e)
800,000	Novelis Corp., 5.88%, due 9/30/26	842,000	(e)
	Teck Resources Ltd.
460,000	4.75%, due 1/15/22	483,971
1,245,000	6.25%, due 7/15/41	1,352,381
		13,184,677
Oil Field Equipment & Services 1.0%
	Precision Drilling Corp.
618,837	6.63%, due 11/15/20	612,648
700,000	6.50%, due 12/15/21	687,750
1,375,000	5.25%, due 11/15/24	1,234,063
		2,534,461
Packaging 3.0%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
400,000	4.25%, due 9/15/22	411,000	(e)
1,375,000	6.00%, due 2/15/25	1,468,665	(e)
	Ball Corp.
550,000	4.38%, due 12/15/20	576,125
745,000	5.00%, due 3/15/22	801,732
605,000	Berry Plastics Corp., 5.13%, due 7/15/23	630,713
650,000	BWAY Holding Co., 5.50%, due 4/15/24	681,687	(e)
	Reynolds Group Issuer, Inc.
705,000	5.75%, due 10/15/20	719,981
495,824	6.88%, due 2/15/21	509,459
1,265,000	5.13%, due 7/15/23	1,331,412	(e)
655,000	Sealed Air Corp., 5.50%, due 9/15/25	717,225	(e)
		7,847,999
Personal & Household Products 1.0%
	Energizer Holdings, Inc.
485,000	4.70%, due 5/19/21	517,131
1,315,000	4.70%, due 5/24/22	1,413,625
385,000	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	386,925	(e)
390,000	Spectrum Brands, Inc., 5.75%, due 7/15/25	415,838
		2,733,519
Pharmaceuticals 3.9%
1,525,000	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	1,303,875	(e)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
475,000	6.00%, due 7/15/23	411,766	(e)
340,000	6.00%, due 2/1/25	286,497	(e)
630,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 8/1/23	669,375	(e)
430,000	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	397,750	(e)
	Valeant Pharmaceuticals Int'l, Inc.
2,670,000	5.50%, due 3/1/23	2,276,175	(e)
5,895,000	5.88%, due 5/15/23	5,069,700	(e)
		10,415,138
Printing & Publishing 1.7%
420,000	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	449,400	(e)
	R.R. Donnelley & Sons Co.
1,056,000	7.63%, due 6/15/20	1,164,240
1,540,000	7.88%, due 3/15/21	1,667,050
628,000	6.50%, due 11/15/23	628,000
692,000	6.00%, due 4/1/24	672,970
		4,581,660
Recreation & Travel 1.0%
475,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	501,125	(e)
	NCL Corp. Ltd.
770,000	4.63%, due 11/15/20	790,212	(e)
1,175,000	4.75%, due 12/15/21	1,216,125	(e)
		2,507,462
Restaurants 1.2%
	1011778 BC ULC/New Red Finance, Inc.
500,000	4.63%, due 1/15/22	511,250	(e)
620,000	4.25%, due 5/15/24	623,485	(e)
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
1,185,000	5.25%, due 6/1/26	1,256,100	(e)
685,000	4.75%, due 6/1/27	706,406	(e)
		3,097,241
Software - Services 4.0%
	First Data Corp.
1,015,000	7.00%, due 12/1/23	1,094,931	(e)
1,270,000	5.00%, due 1/15/24	1,320,800	(e)
1,142,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	1,181,970	(e)(f)
655,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	682,019	(e)
	Nuance Communications, Inc.
374,000	5.38%, due 8/15/20	379,610	(e)
1,395,000	6.00%, due 7/1/24	1,490,906
1,120,000	Open Text Corp., 5.88%, due 6/1/26	1,212,400	(e)
1,445,000	Rackspace Hosting, Inc., 8.63%, due 11/15/24	1,560,600	(e)
640,000	Symantec Corp., 5.00%, due 4/15/25	670,400	(e)
889,000	Syniverse Foreign Holdings Corp., 9.13%, due 1/15/22	891,223	(e)
		10,484,859
Specialty Retail 1.2%
265,000	Argos Merger Sub, Inc., 7.13%, due 3/15/23	239,494	(e)
670,000	Hanesbrands, Inc., 4.88%, due 5/15/26	683,400	(e)
700,000	Liberty Media Corp., 8.50%, due 7/15/29	777,000
575,000	PetSmart, Inc., 5.88%, due 6/1/25	552,359	(e)
825,000	QVC, Inc., 5.45%, due 8/15/34	805,217
		3,057,470
Steel Producers - Products 1.4%
3,065,000	ArcelorMittal, 7.50%, due 10/15/39	3,616,700

Support - Services 5.4%
820,000	ADT Corp., 4.88%, due 7/15/32	754,728	(e)
390,000	AECOM Technology Corp., 5.88%, due 10/15/24	425,588
3,460,000	Anna Merger Sub, Inc., 7.75%, due 10/1/22	2,612,300	(e)
950,000	Aramark Services, Inc., 5.13%, due 1/15/24	1,008,986
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
240,000	5.50%, due 4/1/23	241,200
915,000	5.25%, due 3/15/25	890,981	(e)
	Hertz Corp.
190,000	7.63%, due 6/1/22	188,100	(e)
2,725,000	5.50%, due 10/15/24	2,220,875	(e)
1,833,000	IHS Markit Ltd., 5.00%, due 11/1/22	1,966,259	(e)
280,000	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	297,500	(e)
	Iron Mountain, Inc.
1,205,000	6.00%, due 8/15/23	1,274,287
951,000	5.75%, due 8/15/24	977,153
1,285,000	United Rental N.A., Inc., 5.75%, due 11/15/24	1,365,312
		14,223,269
Technology Hardware & Equipment 3.1%
	CDW LLC/CDW Finance Corp.
395,000	5.00%, due 9/1/23	411,787
400,000	5.00%, due 9/1/25	417,752
775,000	CommScope Technologies LLC, 6.00%, due 6/15/25	833,125	(e)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
1,005,000	5.88%, due 6/15/21	1,053,994	(e)
1,500,000	6.02%, due 6/15/26	1,674,972	(e)
920,000	EMC Corp., 1.88%, due 6/1/18	916,662
700,000	Project Homestake Merger Corp., 8.88%, due 3/1/23	693,000	(e)
1,900,000	Western Digital Corp., 10.50%, due 4/1/24	2,249,125
		8,250,417
Telecom - Satellite 1.1%
559,000	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	601,624
	Intelsat Jackson Holdings SA
200,000	7.50%, due 4/1/21	189,000
775,000	5.50%, due 8/1/23	668,437
	Intelsat Luxembourg SA
1,035,000	7.75%, due 6/1/21	662,400
1,340,000	8.13%, due 6/1/23	829,460
		2,950,921
Telecom - Wireless 4.8%
	Sprint Corp.
2,255,000	7.88%, due 9/15/23	2,559,425
3,180,000	7.13%, due 6/15/24	3,486,075
	Sprint Nextel Corp.
590,000	9.00%, due 11/15/18	638,675	(e)
605,000	6.00%, due 11/15/22	638,275
	T-Mobile USA, Inc.
475,000	6.13%, due 1/15/22	497,563
1,965,000	6.00%, due 3/1/23	2,079,815
565,000	Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, due 12/15/24	552,287	(e)
	Wind Acquisition Finance SA
1,325,000	4.75%, due 7/15/20	1,339,906	(e)
800,000	7.38%, due 4/23/21	832,880	(e)
		12,624,901
Telecom - Wireline Integrated & Services 10.1%
420,000	CenturyLink, Inc., Ser. W, 6.75%, due 12/1/23	445,725
3,079,000	Citizens Communications Co., 9.00%, due 8/15/31	2,478,595
	Communications Sales & Leasing, Inc./CSL Capital LLC
585,000	6.00%, due 4/15/23	602,550	(e)
1,165,000	8.25%, due 10/15/23	1,199,950
4,070,000	Embarq Corp., 8.00%, due 6/1/36	4,136,137
675,000	Equinix, Inc., 5.88%, due 1/15/26	739,125
	Frontier Communications Corp.
360,000	8.13%, due 10/1/18	375,750
290,000	6.25%, due 9/15/21	255,107
270,000	7.13%, due 1/15/23	221,400
610,000	7.63%, due 4/15/24	497,150
6,015,000	11.00%, due 9/15/25	5,488,687
	Level 3 Financing, Inc.
1,515,000	5.38%, due 8/15/22	1,556,662
965,000	5.13%, due 5/1/23	1,003,600
455,000	5.38%, due 1/15/24	478,888
760,000	SoftBank Group Corp., 4.50%, due 4/15/20	782,800	(e)
1,515,000	Telecom Italia Capital SA, 6.00%, due 9/30/34	1,675,590
2,111,000	U.S. West Communications Group, 6.88%, due 9/15/33	2,090,967
	Zayo Group LLC/Zayo Capital, Inc.
390,000	6.00%, due 4/1/23	410,963
270,000	6.38%, due 5/15/25	292,613
1,775,000	5.75%, due 1/15/27	1,881,500	(e)
		26,613,759
Theaters & Entertainment 1.4%
	AMC Entertainment Holdings, Inc.
930,000	5.75%, due 6/15/25	952,376
1,480,000	6.13%, due 5/15/27	1,522,402
1,167,000	Regal Entertainment Group, 5.75%, due 3/15/22	1,216,481
		3,691,259
	Total Corporate Bonds (Cost $349,318,606)	355,799,552

NUMBER OF SHARES

Short-Term Investment 1.5%

Investment Company 1.5%
4,006,589	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.94% (Cost $4,006,589)	4,006,589	(g)(j)

	Total Investments 145.5% (Cost $376,933,111)	383,663,933	##

	Liabilities Less Other Assets (32.2)%	(84,976,874)	(k)

	Liquidation Value of Mandatory Redeemable Preferred Shares (13.3)%	(35,000,000)

	Net Assets Applicable to Common Stockholders 100.0%	$263,687,059

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of July 31, 2017 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Illiquid security.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2017, these securities amounted to $148,673,329, which represents 56.4% of net assets applicable to common stockholders of the Fund. Securities denoted with (e) but without (d) have been deemed by the investment manager to be liquid.

(f)	Payment-in-kind (PIK) security.
(g)	All or a portion of this security is segregated in connection with obligations for swap contracts and/or delayed delivery securities with a total value of $11,421,160.
(h)	Defaulted Security.
(i)
Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Directors (the “Board”). Total value of all such securities at July 31, 2017 amounted to $45, which represents 0.0% of net assets applicable to common stockholders of the Fund

(j)	Represents 7-day effective yield as of July 31, 2017.
(k)	Includes the impact of the Fund's open positions in derivatives at July 31, 2017.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

Derivative Instruments

Interest rate swap contracts ("interest rate swaps")

At July 31, 2017, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed-rate	Termination Date	Total Fair Value(a)
CME Group, Inc.	$25,000,000	Receive	3-month LIBOR	1.371%	5/14/2018	$(729)
CME Group, Inc.	$20,000,000	Receive	3-month LIBOR	1.292%	4/17/2019	24,547
CME Group, Inc.	$25,000,000	Receive	3-month LIBOR	1.138%	6/17/2021	628,947
CME Group, Inc.	$20,000,000	Receive	3-month LIBOR	0.994%	6/29/2021	619,799
Total						$1,272,564

(a)					Total Fair Value reflects the appreciation/(depreciation) of the interest rate swaps plus accrued interest as of July 31, 2017.

At July 31, 2017, the Fund had $535,844 deposited in a segregated account to cover margin requirements for interest rate swaps.

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of July 31, 2017:

Asset Valuation Inputs

	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$1,524,650	$2,819,400	$4,344,050
Other Loan Assignments(a)	—	19,513,742	—	19,513,742
Total Loan Assignments	—	21,038,392	2,819,400	23,857,792
Corporate Bonds
Chemicals	—	5,260,606	45	5,260,651
Other Corporate Bonds(a)	—	350,538,901	—	350,538,901
Total Corporate Bonds	—	355,799,507	45	355,799,552
Short-Term Investment	—	4,006,589	—	4,006,589
Total Investments	$—	$380,844,488	$2,819,445	$383,663,933

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2016	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2017
Investments in Securities
Loan Assignments(c)
Lodging & Casinos	$—	$(7,069)	$—	$92,804	$1,631,265	$—	$1,102,400	$—	$2,819,400	$92,804
Radio & Television	308,427	—	—	—	—	—	—	(308,427)	—	—
Corporate Bonds(d)
Chemicals	—	—	—	3	—	—	42	—	45	3
Total	$308,427	$(7,069)	$—	$92,807	$1,631,265	$—	$1,102,442	$(308,427)	$2,819,445	$92,807

(c)
Securities categorized as Level 3 are valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Securities categorized as Level 3 are valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

As of the period ended July 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $308,427 was transferred from Level 3 to Level 2. Also, approximately $1,102,442 was transferred from Level 2 to Level 3. Transfers of loan assignments and corporate bonds into or out of Level 3 were primarily due to the pricing methodology being based on methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.
(Unaudited) (cont’d)

observable input (Level 3) by the independent pricing service. As of the period ended July 31, 2017, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2017:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$1,273,293	$—	$1,273,293
Liabilities	—	(729)	—	(729)
Total	$—	$1,272,564	$—	$1,272,564

 See Notes to Schedule of Investments

July 31, 2017

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate(generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors ("the Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

##	At July 31, 2017, the cost of investments for U.S. federal income tax basis was $376,956,962. Gross unrealized appreciation of investments was $12,563,476 and gross unrealized depreciation of investments was $5,856,505 resulting in net unrealized appreciation of $6,706,971 based on cost for U.S. federal income tax purposes.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent stockholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: September 29, 2017

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: September 29, 2017